Quarterly Holdings Report
for

Fidelity® Low-Priced Stock K6 Fund

April 30, 2019

LPSK6-QTLY-0619
1.9883997.101

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.7%
	Shares	Value
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.0%
AT&T, Inc.	2,468	$76,409
Iridium Communications, Inc. (a)	18,901	519,021
		595,430
Entertainment - 0.2%
Cinemark Holdings, Inc.	7,799	327,948
Viacom, Inc. Class B (non-vtg.)	86,104	2,489,267
		2,817,215
Interactive Media & Services - 0.4%
Yahoo! Japan Corp.	3,248,500	8,631,949
Media - 1.3%
Comcast Corp. Class A	174,459	7,594,200
Corus Entertainment, Inc. Class B (non-vtg.)	38,936	221,462
Discovery Communications, Inc.:
Class A (a)(b)	153,750	4,750,875
Class C (non-vtg.) (a)	33,180	954,257
Fox Corp. Class A (a)	88,926	3,467,225
Gannett Co., Inc.	54,345	507,039
Hyundai HCN	153,655	559,041
Intage Holdings, Inc.	219,700	1,844,064
MSG Network, Inc. Class A (a)	19,211	442,429
Nexstar Broadcasting Group, Inc. Class A	4,738	554,583
Pico Far East Holdings Ltd.	1,146,000	419,261
Proto Corp.	13,500	251,955
RKB Mainichi Broadcasting Corp.	2,800	146,039
Saga Communications, Inc. Class A	26,215	840,977
Sky Network Television Ltd.	388,385	316,471
STW Group Ltd.	272,298	106,536
Tegna, Inc.	70,024	1,114,782
The New York Times Co. Class A	15,140	501,891
TOW Co. Ltd.	121,600	791,418
TVA Group, Inc. Class B (non-vtg.) (a)	186,582	264,616
WOWOW INC.	12,100	312,398
		25,961,519

TOTAL COMMUNICATION SERVICES		38,006,113

CONSUMER DISCRETIONARY - 22.5%
Auto Components - 1.0%
Adient PLC	3,000	69,300
ASTI Corp.	11,900	213,334
ElringKlinger AG (b)	46,361	351,510
G-Tekt Corp.	10,300	146,000
Gentex Corp.	173,880	4,004,456
GUD Holdings Ltd.	21,566	179,699
Hi-Lex Corp.	90,800	1,683,217
Lear Corp.	17,440	2,493,920
Linamar Corp.	12,755	483,846
Murakami Corp.	54,700	1,268,370
Nippon Seiki Co. Ltd.	175,300	2,901,865
Piolax, Inc.	132,000	2,470,667
S&T Holdings Co. Ltd. (a)	53,202	603,316
Samsung Climate Control Co. Ltd.	28,201	244,697
SJM Co. Ltd.	50	154
Strattec Security Corp.	24,471	741,227
Sungwoo Hitech Co. Ltd.	149,030	623,514
TBK Co. Ltd.	49,000	178,590
Yachiyo Industry Co. Ltd.	59,500	402,738
Yutaka Giken Co. Ltd.	65,300	1,078,612
		20,139,032
Automobiles - 0.0%
Kabe Husvagnar AB (B Shares)	18,362	289,220
Distributors - 0.1%
Arata Corp.	6,000	214,103
Central Automotive Products Ltd.	3,900	59,588
Chori Co. Ltd.	22,700	337,866
Nakayamafuku Co. Ltd.	42,600	193,124
PALTAC Corp.	3,700	202,944
SPK Corp.	16,900	366,689
Uni-Select, Inc.	87,033	928,993
		2,303,307
Diversified Consumer Services - 0.1%
Clip Corp.	14,500	98,537
Cross-Harbour Holdings Ltd.	152,000	213,135
Estacio Participacoes SA	24,500	169,827
Shingakukai Holdings Co. Ltd.	3,100	16,224
Step Co. Ltd.	56,900	767,725
		1,265,448
Hotels, Restaurants & Leisure - 0.3%
Ark Restaurants Corp.	7,091	139,267
Flanigans Enterprises, Inc.	5,916	148,965
Hiday Hidaka Corp.	101,792	1,846,776
Ibersol SGPS SA	60,620	539,852
Koshidaka Holdings Co. Ltd.	18,200	253,243
Kura Corp. Ltd. (b)	600	25,881
Sportscene Group, Inc. Class A	35,150	170,542
Texas Roadhouse, Inc. Class A	7,198	388,764
The Monogatari Corp.	3,400	271,646
The Restaurant Group PLC	1,038,668	1,950,369
Wyndham Destinations, Inc.	7,600	331,056
		6,066,361
Household Durables - 4.0%
Abbey PLC	100,526	1,578,499
Barratt Developments PLC	4,798,130	37,653,191
Bellway PLC	260,021	10,551,777
D.R. Horton, Inc.	188,711	8,361,784
Dorel Industries, Inc. Class B (sub. vtg.)	109,842	966,662
Emak SpA	291,469	444,600
First Juken Co. Ltd.	74,300	811,067
Flexsteel Industries, Inc.	1,703	36,887
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	72,000	594,183
Hamilton Beach Brands Holding Co.:
Class A	11,411	206,539
Class B (a)	3,511	63,549
Helen of Troy Ltd. (a)	80,683	11,618,352
Henry Boot PLC	195,909	715,303
Iida Group Holdings Co. Ltd.	8,600	145,064
M.D.C. Holdings, Inc.	6,308	192,772
M/I Homes, Inc. (a)	17,558	494,609
Meritage Homes Corp. (a)	36,591	1,871,630
Mohawk Industries, Inc. (a)	62	8,448
PulteGroup, Inc.	5,661	178,095
Q.E.P. Co., Inc. (a)	1,638	40,131
Sanei Architecture Planning Co. Ltd.	64,000	904,313
Taylor Morrison Home Corp. (a)	12,952	250,751
Token Corp.	41,400	2,519,790
Toll Brothers, Inc.	6,743	256,908
		80,464,904
Internet & Direct Marketing Retail - 0.2%
Aucnet, Inc.	11,100	125,753
Belluna Co. Ltd.	439,000	3,294,618
Liberty Interactive Corp. QVC Group Series A (a)	4,050	69,053
Moneysupermarket.com Group PLC	37,313	176,962
		3,666,386
Leisure Products - 0.1%
Brunswick Corp.	9,161	469,135
Mars Group Holdings Corp.	31,500	616,738
Miroku Corp.	9,400	163,621
		1,249,494
Multiline Retail - 2.8%
Big Lots, Inc.	89,296	3,318,239
Lifestyle China Group Ltd. (a)	1,212,000	448,042
Lifestyle International Holdings Ltd.	1,469,500	2,558,812
Next PLC	663,308	49,873,226
Watts Co. Ltd.	12,300	77,403
		56,275,722
Specialty Retail - 12.5%
Aaron's, Inc. Class A	3,078	171,414
AT-Group Co. Ltd.	72,800	1,321,438
AutoNation, Inc. (a)	1,549	64,950
AutoZone, Inc. (a)	46,931	48,259,617
Bed Bath & Beyond, Inc. (b)	771,304	12,888,490
Best Buy Co., Inc.	822,715	61,218,223
BMTC Group, Inc.	215,793	2,168,078
Bonia Corp. Bhd (a)	200	14
Buffalo Co. Ltd.	5,100	40,838
Burlington Stores, Inc. (a)	2,525	426,498
Cars.com, Inc. (a)(b)	32,704	680,570
Cash Converters International Ltd. (a)	1,464,290	159,999
Delek Automotive Systems Ltd.	49,055	220,737
Dick's Sporting Goods, Inc.	5,553	205,461
DSW, Inc. Class A	3,900	86,775
Dunelm Group PLC	50,008	557,549
GameStop Corp. Class A	220,496	1,907,290
Genesco, Inc. (a)	19,956	894,228
GNC Holdings, Inc. Class A (a)	62,243	138,179
Goldlion Holdings Ltd.	1,457,000	596,187
Guess?, Inc.	317,515	6,467,781
Hour Glass Ltd.	1,101,600	635,803
IA Group Corp.	6,200	189,237
JB Hi-Fi Ltd. (b)	16,989	308,632
John David Group PLC	525,151	4,310,112
Jumbo SA	532,066	9,667,597
K's Holdings Corp.	318,200	2,836,506
Ku Holdings Co. Ltd.	59,800	469,188
Leon's Furniture Ltd.	16,322	176,902
Mr. Bricolage SA	45,739	279,077
Murphy U.S.A., Inc. (a)	5,507	470,683
Nafco Co. Ltd.	102,900	1,341,270
Ross Stores, Inc.	695,380	67,910,811
Sally Beauty Holdings, Inc. (a)	199,026	3,522,760
Second Chance Properties Ltd. warrants 1/23/20 (a)	100	0
Sonic Automotive, Inc. Class A (sub. vtg.)	39,858	806,327
The Buckle, Inc.	240,445	4,443,424
The Children's Place Retail Stores, Inc.	2,349	265,014
Urban Outfitters, Inc. (a)	169,757	5,046,876
USS Co. Ltd.	342,200	6,530,968
Vitamin Shoppe, Inc. (a)	58,004	364,265
Williams-Sonoma, Inc. (b)	47,002	2,687,104
		250,736,872
Textiles, Apparel & Luxury Goods - 1.4%
Best Pacific International Holdings Ltd.	332,000	121,038
Capri Holdings Ltd. (a)	6,378	281,142
CRG, Inc. BHD (c)	200	4
Deckers Outdoor Corp. (a)	2,449	387,456
Embry Holdings Ltd.	114,000	33,423
Ff Group (a)(c)	263,420	709,084
Fossil Group, Inc. (a)	232,133	3,033,978
Gildan Activewear, Inc.	450,691	16,618,747
Handsome Co. Ltd.	87,000	3,198,942
JLM Couture, Inc. (a)	8,529	70,364
Makalot Industrial Co. Ltd.	16,000	110,284
McRae Industries, Inc.	1,539	36,167
Steven Madden Ltd.	13,469	489,598
Sun Hing Vision Group Holdings Ltd.	1,052,000	388,895
Tapestry, Inc.	6,000	193,620
Ted Baker PLC	6,373	133,631
Texwinca Holdings Ltd.	3,250,000	1,292,576
Victory City International Holdings Ltd.	9,744,610	113,038
Youngone Corp.	30,054	954,026
Youngone Holdings Co. Ltd.	19	1,061
Yue Yuen Industrial (Holdings) Ltd.	170,500	550,961
		28,718,035

TOTAL CONSUMER DISCRETIONARY		451,174,781

CONSUMER STAPLES - 8.5%
Beverages - 1.8%
A.G. Barr PLC	192,858	2,142,668
Baron de Ley SA (a)	7,410	860,194
Britvic PLC	423,283	5,042,164
C&C Group PLC	96,323	365,701
Jinro Distillers Co. Ltd.	2,262	58,104
Monster Beverage Corp. (a)	445,803	26,569,859
Olvi PLC (A Shares)	6,644	246,286
Spritzer Bhd	288,800	160,658
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	168,255	362,256
		35,807,890
Food & Staples Retailing - 4.9%
Amsterdam Commodities NV	9,485	215,959
Aoki Super Co. Ltd.	7,100	164,442
Belc Co. Ltd.	109,600	4,894,834
Casey's General Stores, Inc.	1,429	189,128
Cosmos Pharmaceutical Corp.	64,100	10,208,124
Create SD Holdings Co. Ltd.	284,800	6,555,296
Daikokutenbussan Co. Ltd.	31,135	1,066,296
Dong Suh Companies, Inc.	63,125	1,060,209
Genky DrugStores Co. Ltd.	48,700	1,139,299
Halows Co. Ltd.	86,900	1,716,235
Kirindo Holdings Co. Ltd.	9,000	139,127
Kroger Co.	3,164	81,568
Kusuri No Aoki Holdings Co. Ltd.	33,900	2,379,802
Majestic Wine PLC	61,464	206,384
McColl's Retail Group PLC	97,648	109,379
Metro, Inc. Class A (sub. vtg.)	1,308,743	47,379,291
North West Co., Inc.	6,961	147,045
Performance Food Group Co. (a)	12,886	527,682
Qol Holdings Co. Ltd.	123,100	1,860,949
Sundrug Co. Ltd.	201,600	5,385,893
Thai President Foods PCL	33,980	170,339
Total Produce PLC	592,711	1,057,008
United Natural Foods, Inc. (a)	39,931	515,909
Valor Holdings Co. Ltd.	16,900	410,534
Walgreens Boots Alliance, Inc.	162,054	8,681,233
Walmart, Inc.	2,078	213,702
Yaoko Co. Ltd.	56,500	2,678,038
		99,153,705
Food Products - 1.6%
Carr's Group PLC	118,470	227,093
Cranswick PLC	30,036	1,135,058
Dean Foods Co.	12,020	20,434
Devro PLC	78,372	203,372
Food Empire Holdings Ltd.	2,594,100	1,039,471
Fresh Del Monte Produce, Inc.	276,803	8,168,457
Hilton Food Group PLC	35,005	463,769
Inghams Group Ltd.	84,903	266,343
Ingredion, Inc.	29,232	2,769,732
Japan Meat Co. Ltd.	10,300	157,928
Kaveri Seed Co. Ltd.	4,501	28,759
Lassonde Industries, Inc. Class A (sub. vtg.)	714	91,402
Mitsui Sugar Co. Ltd.	23,300	560,982
Nam Yang Dairy Products	631	332,844
Origin Enterprises PLC	494,088	3,053,472
Pacific Andes International Holdings Ltd. (a)(c)	3,202,000	29,796
Pickles Corp.	6,700	124,202
Rocky Mountain Chocolate Factory, Inc.	27,269	268,463
S Foods, Inc.	26,200	900,812
Seaboard Corp.	2,573	11,567,127
Select Harvests Ltd.	169,650	765,407
		32,174,923
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,298	56,255
Personal Products - 0.1%
Grape King Bio Ltd.	89,000	617,776
Hengan International Group Co. Ltd.	32,000	282,072
Natural Alternatives International, Inc. (a)	8,056	104,809
Sarantis SA	212,455	1,760,960
		2,765,617
Tobacco - 0.1%
Karelia Tobacco Co., Inc.	86	25,079
Scandinavian Tobacco Group A/S (d)	114,506	1,363,310
		1,388,389

TOTAL CONSUMER STAPLES		171,346,779

ENERGY - 5.7%
Energy Equipment & Services - 1.1%
AKITA Drilling Ltd. Class A (non-vtg.)	88,916	213,048
Carbo Ceramics, Inc. (a)	64,463	175,339
Cathedral Energy Services Ltd. (a)(b)	70,570	36,873
Diamond Offshore Drilling, Inc. (a)(b)	307,413	2,984,980
Dril-Quip, Inc. (a)	13,003	566,411
Ensco PLC Class A	206,237	2,881,131
Fugro NV (Certificaten Van Aandelen) (a)	11,899	108,369
Geospace Technologies Corp. (a)	60,283	810,806
Gulf Island Fabrication, Inc. (a)	3,471	29,851
John Wood Group PLC	36,737	225,393
KLX Energy Services Holdings, Inc. (a)	6,554	183,840
Liberty Oilfield Services, Inc. Class A	110,590	1,648,897
Oceaneering International, Inc. (a)	26,051	500,179
Oil States International, Inc. (a)	153,128	2,958,433
PHX Energy Services Corp. (a)	85,855	212,122
Shinko Plantech Co. Ltd.	78,200	815,029
Tidewater, Inc. warrants 11/14/24 (a)	2,316	3,636
Total Energy Services, Inc.	110,540	808,608
Transocean Ltd. (United States) (a)	235,161	1,848,365
Unit Corp. (a)	357,841	4,852,324
		21,863,634
Oil, Gas & Consumable Fuels - 4.6%
Adams Resources & Energy, Inc.	8,110	293,177
Beach Energy Ltd.	1,048,283	1,574,043
Berry Petroleum Corp.	52,294	594,060
Chevron Corp.	16,415	1,970,785
China Petroleum & Chemical Corp.:
(H Shares)	158,000	121,456
sponsored ADR (H Shares)	6,396	490,829
CNX Resources Corp. (a)	18,360	164,506
ConocoPhillips Co.	60,770	3,835,802
CONSOL Energy, Inc. (a)	9,455	320,525
Contango Oil & Gas Co. (a)	172,664	521,445
Delek U.S. Holdings, Inc.	3,718	137,789
Denbury Resources, Inc. (a)	443,802	989,678
Encana Corp.	82,253	570,013
Eni SpA	483,912	8,246,414
Fuji Kosan Co. Ltd.	33,700	212,071
Great Eastern Shipping Co. Ltd.	288,552	1,196,517
Hankook Shell Oil Co. Ltd.	2,900	802,227
Kyungdong Invest Co. Ltd.	4,756	170,585
Marathon Oil Corp.	239,859	4,087,197
Marathon Petroleum Corp.	129,646	7,891,552
Murphy Oil Corp.	714,127	19,452,819
NACCO Industries, Inc. Class A	13,254	541,956
Oil & Natural Gas Corp. Ltd.	2,129,369	5,173,076
QEP Resources, Inc. (a)	118,553	891,519
Reliance Industries Ltd.	9,000	179,982
Southwestern Energy Co. (a)	3,330,172	13,154,179
Star Petroleum Refining PCL	518,700	172,263
Thai Oil PCL (For. Reg.)	32,500	70,514
Total SA sponsored ADR	121,593	6,769,082
Whitecap Resources, Inc.	28,415	114,322
Whiting Petroleum Corp. (a)	281,425	7,708,231
World Fuel Services Corp.	101,111	3,119,274
WPX Energy, Inc. (a)	62,619	869,778
		92,407,666

TOTAL ENERGY		114,271,300

FINANCIALS - 13.8%
Banks - 1.1%
ACNB Corp.	5,842	221,237
Associated Banc-Corp.	10,738	243,645
BancFirst Corp.	4,091	230,732
Bank Ireland Group PLC	745,809	4,776,411
Bank of America Corp.	7,729	236,353
Camden National Corp.	5,732	252,093
Cathay General Bancorp	41,594	1,530,243
Central Pacific Financial Corp.	5,662	169,917
Codorus Valley Bancorp, Inc.	44,057	932,246
Cullen/Frost Bankers, Inc.	2,682	272,733
Dah Sing Banking Group Ltd.	107,200	204,977
Dimeco, Inc.	2,020	82,618
East West Bancorp, Inc.	22,933	1,180,591
First Bancorp, Puerto Rico	110,016	1,243,181
First Citizens Bancshares, Inc.	546	244,745
First Hawaiian, Inc.	31,686	876,118
Hanmi Financial Corp.	22,721	538,942
Hope Bancorp, Inc.	81,252	1,142,403
Huntington Bancshares, Inc.	5,233	72,843
KeyCorp	6,000	105,300
LCNB Corp.	4,839	82,263
Meridian Bank/Malvern, PA (a)	9,382	165,968
NIBC Holding NV (d)	16,385	156,392
OFG Bancorp	26,750	539,815
Peoples Bancorp, Inc.	2,888	94,380
PNC Financial Services Group, Inc.	1,679	229,905
Popular, Inc.	2,143	123,673
Regions Financial Corp.	12,483	193,861
Signature Bank	870	114,901
SpareBank 1 SR-Bank ASA (primary capital certificate)	81,938	946,412
Sparebanken More (primary capital certificate)	13,873	500,090
Sparebanken Nord-Norge	153,806	1,171,268
Umpqua Holdings Corp.	5,240	90,966
United Community Bank, Inc.	6,616	185,777
Van Lanschot NV (Bearer)	66,141	1,717,354
Wells Fargo & Co.	15,122	732,056
		21,602,409
Capital Markets - 1.1%
AllianceBernstein Holding LP	43,479	1,283,065
Ameriprise Financial, Inc.	837	122,846
Ares Capital Corp.	13,068	235,224
Banca Generali SpA	9,153	258,293
Close Brothers Group PLC	5,239	106,027
Franklin Resources, Inc.	58,710	2,030,779
GAMCO Investors, Inc. Class A	8,303	180,009
Hamilton Lane, Inc. Class A	4,984	243,518
Lazard Ltd. Class A	90,127	3,504,138
OM Asset Management Ltd.	11,402	167,153
State Street Corp.	145,452	9,841,282
Tullett Prebon PLC	44,955	164,843
Waddell & Reed Financial, Inc. Class A (b)	162,994	3,052,878
		21,190,055
Consumer Finance - 2.4%
Aeon Credit Service (Asia) Co. Ltd.	846,000	843,326
American Express Co.	2,297	269,277
Discover Financial Services	80,647	6,571,924
H&T Group PLC	32,533	133,420
Navient Corp.	88,488	1,195,473
Nicholas Financial, Inc. (a)	22,512	199,907
Santander Consumer U.S.A. Holdings, Inc.	667,982	14,261,416
Synchrony Financial	714,462	24,770,398
		48,245,141
Diversified Financial Services - 0.3%
AXA Equitable Holdings, Inc.	228,566	5,186,163
Far East Horizon Ltd.	155,000	172,095
Ricoh Leasing Co. Ltd.	50,900	1,480,461
		6,838,719
Insurance - 8.0%
AEGON NV	2,871,636	14,990,367
AFLAC, Inc.	41,102	2,070,719
Allstate Corp.	2,459	243,589
Amerisafe, Inc.	2,186	129,455
April	118,014	2,832,600
ASR Nederland NV	36,969	1,641,991
Assurant, Inc.	62,274	5,916,030
Aub Group Ltd.	15,342	136,706
FBD Holdings PLC	7,725	78,153
First American Financial Corp.	7,545	430,518
FNF Group	3,359	134,192
Great-West Lifeco, Inc.	6,450	162,105
Hartford Financial Services Group, Inc.	73,413	3,840,234
Hiscox Ltd.	7,404	161,622
Hyundai Fire & Marine Insurance Co. Ltd.	5,787	190,164
Lincoln National Corp.	292,139	19,491,514
MetLife, Inc.	973,455	44,905,479
National Western Life Group, Inc.	8,877	2,367,673
NN Group NV	78,334	3,410,702
Primerica, Inc.	4,533	590,605
Principal Financial Group, Inc.	4,132	236,185
RenaissanceRe Holdings Ltd.	94,905	14,744,441
Sony Financial Holdings, Inc.	162,400	3,305,003
The Travelers Companies, Inc.	1,739	249,981
Torchmark Corp.	5,294	464,072
Universal Insurance Holdings, Inc.	2,708	80,671
Unum Group	1,001,954	36,992,142
		159,796,913
Mortgage Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	975,019	9,837,942
Redwood Trust, Inc.	31,964	522,931
		10,360,873
Thrifts & Mortgage Finance - 0.4%
ASAX Co. Ltd.	24,700	117,740
Genworth MI Canada, Inc.	237,989	7,395,299
Genworth Mortgage Insurance Ltd.	410,310	691,303
		8,204,342

TOTAL FINANCIALS		276,238,452

HEALTH CARE - 11.5%
Biotechnology - 2.3%
Amgen, Inc.	190,821	34,218,022
Biogen, Inc. (a)	10,745	2,463,184
Celgene Corp. (a)	93,185	8,820,892
Cell Biotech Co. Ltd.	3,100	80,429
Essex Bio-Technology Ltd.	93,900	86,541
Gilead Sciences, Inc.	12,713	826,854
United Therapeutics Corp. (a)	774	79,389
		46,575,311
Health Care Equipment & Supplies - 0.3%
Apex Biotechnology Corp.	71,000	71,914
Arts Optical International Holdings Ltd.	1,359,400	317,115
Boston Scientific Corp. (a)	12,710	471,795
Hoshiiryou Sanki Co. Ltd.	15,000	514,386
Nakanishi, Inc.	33,500	641,461
Prim SA	76,307	962,842
ResMed, Inc.	4,779	499,453
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	44,000	43,188
St.Shine Optical Co. Ltd.	6,000	111,837
Techno Medica Co. Ltd.	1,900	35,955
Utah Medical Products, Inc.	17,480	1,475,312
Varex Imaging Corp. (a)	5,646	185,415
Vieworks Co. Ltd.	300	8,209
		5,338,882
Health Care Providers & Services - 8.3%
Anthem, Inc.	123,457	32,472,895
CVS Health Corp.	938	51,008
DVx, Inc.	37,100	305,739
Humana, Inc.	581	148,393
Laboratory Corp. of America Holdings (a)	16,696	2,670,024
Medica Sur SA de CV	17,825	24,446
MEDNAX, Inc. (a)	41,628	1,164,335
Premier, Inc. (a)	12,339	410,025
Quest Diagnostics, Inc.	4,821	464,648
Ship Healthcare Holdings, Inc.	5,000	204,901
Tokai Corp.	20,300	467,796
Triple-S Management Corp. (a)	95,638	2,172,895
United Drug PLC (United Kingdom)	139,427	1,194,510
UnitedHealth Group, Inc.	497,443	115,939,033
Universal Health Services, Inc. Class B	53,091	6,735,655
WIN-Partners Co. Ltd.	133,300	1,455,117
		165,881,420
Health Care Technology - 0.0%
ND Software Co. Ltd.	65,100	989,401
Pharmaceuticals - 0.6%
Akorn, Inc. (a)	5,589	15,090
Bliss Gvs Pharma Ltd. (a)	228,398	549,950
Daewoong Co. Ltd.	21,038	391,296
Daito Pharmaceutical Co. Ltd.	9,600	308,955
Dawnrays Pharmaceutical Holdings Ltd.	2,375,200	432,967
DongKook Pharmaceutical Co. Ltd.	796	39,389
FDC Ltd. (a)	174,610	433,097
Fuji Pharma Co. Ltd.	42,900	648,535
Genomma Lab Internacional SA de CV (a)	351,421	282,505
Jazz Pharmaceuticals PLC (a)	1,184	153,648
Korea United Pharm, Inc.	14,404	324,830
Kyung Dong Pharmaceutical Co. Ltd.	57,704	542,829
Lee's Pharmaceutical Holdings Ltd.	529,500	452,904
Novo Nordisk A/S Series B sponsored ADR	55,464	2,718,291
Phibro Animal Health Corp. Class A	10,024	347,933
Recordati SpA	106,309	4,291,310
Taro Pharmaceutical Industries Ltd.	1,600	171,856
Vivimed Labs Ltd. (a)	17,923	6,138
Whanin Pharmaceutical Co. Ltd.	652	10,811
		12,122,334

TOTAL HEALTH CARE		230,907,348

INDUSTRIALS - 6.9%
Aerospace & Defense - 0.1%
Astronics Corp. (a)	4,207	140,261
Austal Ltd.	93,692	176,349
United Technologies Corp.	4,920	701,641
Vectrus, Inc. (a)	3,857	156,401
		1,174,652
Air Freight & Logistics - 0.0%
Air T, Inc. (a)	2,132	60,037
Echo Global Logistics, Inc. (a)	6,516	149,477
United Parcel Service, Inc. Class B	6,484	688,730
		898,244
Airlines - 0.0%
Air New Zealand Ltd.	74,073	132,836
American Airlines Group, Inc.	16,233	554,844
JetBlue Airways Corp. (a)	21,171	392,722
		1,080,402
Building Products - 0.2%
Allegion PLC	4,125	409,324
Apogee Enterprises, Inc.	1,220	49,166
Builders FirstSource, Inc. (a)	14,484	199,590
Continental Building Products, Inc. (a)	10,576	271,274
COVIA Corp. (a)	7,847	37,744
Gibraltar Industries, Inc. (a)	6,637	263,290
Jeld-Wen Holding, Inc. (a)	43,020	849,645
Kondotec, Inc.	109,300	957,644
Owens Corning	2,568	131,661
		3,169,338
Commercial Services & Supplies - 0.5%
Aeon Delight Co. Ltd.	6,100	205,077
AJIS Co. Ltd.	47,500	1,468,984
Asia File Corp. Bhd	252,700	151,577
Calian Technologies Ltd.	36,875	953,460
Civeo Corp. (a)	713,396	1,433,926
KAR Auction Services, Inc.	8,002	451,953
Lion Rock Group Ltd.	1,208,000	227,901
Mears Group PLC	52,151	163,212
Mitie Group PLC	878,293	1,501,481
NICE Total Cash Management Co., Ltd.	61,611	531,946
VICOM Ltd.	121,800	608,955
VSE Corp.	46,582	1,424,012
		9,122,484
Construction & Engineering - 1.3%
AECOM (a)	431,081	14,613,646
Arcadis NV (b)	134,148	2,532,248
Arcadis NV rights (a)(e)	134,148	70,716
Boustead Projs. Pte Ltd.	119,300	82,451
Boustead Singapore Ltd.	253,600	150,098
Daiichi Kensetsu Corp.	91,600	1,311,567
EMCOR Group, Inc.	9,846	828,442
Geumhwa PSC Co. Ltd.	21,639	644,145
Jacobs Engineering Group, Inc.	5,347	416,745
Kyeryong Construction Industrial Co. Ltd. (a)	27,197	588,796
Meisei Industrial Co. Ltd.	73,400	490,893
Mirait Holdings Corp.	27,000	395,323
Nippon Rietec Co. Ltd.	62,200	800,707
Severfield PLC	183,429	182,264
Shinnihon Corp.	104,500	894,012
Toshiba Plant Systems & Services Corp.	10,200	182,400
United Integrated Services Co.	243,200	1,082,131
		25,266,584
Electrical Equipment - 0.5%
Aichi Electric Co. Ltd. (e)	22,600	547,780
Aros Quality Group AB	48,180	944,375
AZZ, Inc.	39,501	1,875,902
Bharat Heavy Electricals Ltd.	335,030	340,576
Chiyoda Integre Co. Ltd.	21,900	408,333
Eaton Corp. PLC	2,965	245,561
Generac Holdings, Inc. (a)	9,396	516,686
Hammond Power Solutions, Inc. Class A	26,087	141,369
I-Sheng Electric Wire & Cable Co. Ltd.	738,000	1,036,477
Korea Electric Terminal Co. Ltd.	43,576	2,178,781
Regal Beloit Corp.	2,859	243,244
Sensata Technologies, Inc. PLC (a)	13,125	655,463
Servotronics, Inc.	7,563	97,865
TKH Group NV (depositary receipt)	13,326	716,233
		9,948,645
Industrial Conglomerates - 0.9%
DCC PLC (United Kingdom)	154,700	13,814,388
General Electric Co.	71,300	725,121
ITT, Inc.	5,693	344,711
Lifco AB	30,817	1,467,851
Mytilineos Holdings SA	57,791	626,470
Reunert Ltd.	112,875	611,600
		17,590,141
Machinery - 1.5%
Aalberts Industries NV	441,700	17,339,375
Allison Transmission Holdings, Inc.	12,393	580,736
ASL Marine Holdings Ltd. (a)	3,001,300	139,021
Cummins, Inc.	2,034	338,234
Daiwa Industries Ltd.	12,300	143,212
Global Brass & Copper Holdings, Inc.	6,138	266,328
Haitian International Holdings Ltd.	564,000	1,412,013
Hurco Companies, Inc.	3,577	140,683
Hyster-Yale Materials Handling Class A	33,876	2,256,819
Ihara Science Corp.	65,200	740,410
Jaya Holdings Ltd. (a)(c)	47,300	1,009
Kyowakogyosyo Co. Ltd.	2,800	116,630
Luxfer Holdings PLC sponsored	13,499	324,111
Maruzen Co. Ltd.	84,700	1,764,029
Miller Industries, Inc.	5,746	190,078
Mincon Group PLC	134,454	171,916
Nadex Co. Ltd.	42,400	324,295
Nitchitsu Co. Ltd.	2,900	44,647
Rexnord Corp. (a)	6,950	198,770
Semperit AG Holding (a)	25,234	390,574
SIMPAC, Inc.	80,000	176,631
Takamatsu Machinery Co. Ltd.	21,600	188,475
The Weir Group PLC	6,779	146,697
Tocalo Co. Ltd.	164,400	1,344,480
Trinity Industrial Corp.	53,100	332,247
Welbilt, Inc. (a)	9,299	156,502
		29,227,922
Marine - 0.0%
SITC International Holdings Co. Ltd.	299,000	317,493
Tokyo Kisen Co. Ltd.	44,100	303,646
		621,139
Professional Services - 0.1%
Asiakastieto Group Oyj (d)	5,149	154,773
Boardroom Ltd.	136,800	74,430
Kelly Services, Inc. Class A (non-vtg.)	6,184	137,656
McMillan Shakespeare Ltd.	113,205	1,058,997
Nielsen Holdings PLC	26,085	665,950
Persol Holdings Co., Ltd.	7,700	144,053
SHL-JAPAN Ltd.	6,800	105,606
Sporton International, Inc.	30,000	177,658
Synergie SA	8,519	341,110
TrueBlue, Inc. (a)	8,461	204,418
		3,064,651
Road & Rail - 0.8%
Alps Logistics Co. Ltd.	151,600	1,136,371
Chilled & Frozen Logistics Holdings Co. Ltd.	63,500	710,274
CSX Corp.	5,486	436,850
Daqin Railway Co. Ltd. (A Shares)	1,942,807	2,457,752
Hamakyorex Co. Ltd.	84,600	3,117,582
Higashi Twenty One Co. Ltd.	13,400	53,651
Norfolk Southern Corp.	4,488	915,642
Sakai Moving Service Co. Ltd.	71,700	4,209,507
Trancom Co. Ltd.	45,300	2,622,963
		15,660,592
Trading Companies & Distributors - 0.9%
AddTech AB (B Shares)	71,898	1,748,765
AerCap Holdings NV (a)	15,447	766,789
Alconix Corp.	122,454	1,443,351
Goodfellow, Inc.	40,944	182,761
HD Supply Holdings, Inc. (a)	36,876	1,684,864
HERIGE	4,097	119,016
Houston Wire & Cable Co. (a)	4,127	25,546
Itochu Corp.	267,300	4,799,138
KS Energy Services Ltd. (a)	700,000	8,749
Lumax International Corp. Ltd.	29,000	67,475
Meiwa Corp.	90,900	369,655
Mitani Shoji Co. Ltd.	48,500	2,529,602
MRC Global, Inc. (a)	46,580	807,231
Otec Corp.	6,600	124,718
Parker Corp.	118,300	518,249
Richelieu Hardware Ltd.	52,420	814,257
Senshu Electric Co. Ltd.	47,500	1,101,845
Strongco Corp. (a)	44,983	54,395
Tanaka Co. Ltd.	1,800	9,647
TECHNO ASSOCIE Co. Ltd.	17,100	166,095
Totech Corp.	59,900	1,176,007
		18,518,155
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	638,000	431,037
Isewan Terminal Service Co. Ltd.	85,900	621,531
James Fisher and Sons PLC	3,381	86,854
Meiko Transportation Co. Ltd.	55,000	575,205
Qingdao Port International Co. Ltd. (H Shares) (a)(d)	746,000	518,267
Sinwa Ltd.	1,279,300	296,287
		2,529,181

TOTAL INDUSTRIALS		137,872,130

INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 0.0%
F5 Networks, Inc. (a)	2,262	354,908
InterDigital, Inc.	8,820	576,740
		931,648
Electronic Equipment & Components - 4.7%
A&D Co. Ltd.	39,900	324,515
Amphenol Corp. Class A	4,018	400,032
AVX Corp.	9,276	151,292
Cardtronics PLC (a)	3,460	123,730
Casa Systems, Inc. (a)	5,493	52,678
CDW Corp.	10,635	1,123,056
CTS Corp.	13,592	407,080
Daido Signal Co. Ltd.	4,100	18,881
Dynapack International Technology Corp.	189,000	303,665
Elec & Eltek International Co. Ltd.	90,000	124,200
Elematec Corp.	78,500	1,439,701
ePlus, Inc. (a)	6,848	645,698
Excel Co. Ltd.	39,600	701,030
Fabrinet (a)	5,656	342,301
Hi-P International Ltd.	792,600	850,817
Hon Hai Precision Industry Co. Ltd. (Foxconn)	10,773,000	30,294,923
IDIS Holdings Co. Ltd.	48,087	640,328
Image Sensing Systems, Inc. (a)	3,401	18,195
Insight Enterprises, Inc. (a)	20,339	1,150,781
Jabil, Inc.	7,123	215,186
Keysight Technologies, Inc. (a)	44,854	3,903,644
Kingboard Chemical Holdings Ltd.	4,769,500	15,533,949
Kingboard Laminates Holdings Ltd.	248,000	260,177
Muramoto Electronic Thailand PCL (For. Reg.)	81,700	463,310
Nippo Ltd.	46,300	206,572
PAX Global Technology Ltd.	270,000	125,969
Philips Lighting NV (d)	5,358	160,635
Pinnacle Technology Holdings Ltd.	460,122	530,724
Plexus Corp. (a)	5,808	349,525
Redington India Ltd.	326,661	477,232
ScanSource, Inc. (a)	95,280	3,587,292
Shibaura Electronics Co. Ltd.	33,200	1,178,742
Sigmatron International, Inc. (a)	10,878	29,806
Simplo Technology Co. Ltd.	372,000	3,153,971
SYNNEX Corp.	181,450	19,574,826
Tomen Devices Corp.	35,800	766,489
Tripod Technology Corp.	84,000	268,837
TTM Technologies, Inc. (a)	44,355	587,260
UKC Holdings Corp.	65,900	1,064,268
VST Holdings Ltd.	6,279,600	3,442,061
Wayside Technology Group, Inc.	19,575	231,768
Wireless Telecom Group, Inc. (a)	14,205	21,876
		95,247,022
IT Services - 3.7%
ALTEN	39,355	4,294,877
Amdocs Ltd.	409,879	22,576,135
Argo Graphics, Inc.	52,300	1,068,113
CACI International, Inc. Class A (a)	3,544	690,867
Computer Services, Inc.	17,120	1,117,080
CSE Global Ltd.	2,158,600	833,222
Data#3 Ltd.	175,815	220,615
Dimerco Data System Corp.	30,000	37,085
E-Credible Co. Ltd.	7,775	125,241
eClerx Services Ltd. (a)	101,259	1,665,721
EOH Holdings Ltd. (a)	424,564	606,054
Estore Corp.	9,500	65,411
ExlService Holdings, Inc. (a)	5,018	298,069
Fiserv, Inc. (a)	4,908	428,174
Gabia, Inc.	58,606	449,611
Indra Sistemas SA (a)	834,500	9,827,740
Know IT AB	92,461	2,178,820
Leidos Holdings, Inc.	36,707	2,697,230
Maximus, Inc.	12,850	946,403
Net 1 UEPS Technologies, Inc. (a)	28,888	103,130
NIC, Inc.	21,934	378,581
Nice Information & Telecom, Inc.	4,280	78,503
Presidio, Inc.	19,416	291,628
Sabre Corp.	3,753	77,912
Science Applications International Corp.	20,373	1,526,956
Societe Pour L'Informatique Industrielle SA	87,912	2,159,386
Softcreate Co. Ltd.	40,100	566,969
The Western Union Co.	937,835	18,231,512
Total System Services, Inc.	6,134	627,140
TravelSky Technology Ltd. (H Shares)	68,300	175,434
WNS Holdings Ltd. sponsored ADR (a)	4,547	259,861
		74,603,480
Semiconductors & Semiconductor Equipment - 0.7%
Amkor Technology, Inc. (a)	11,867	107,515
Axell Corp.	25,500	119,723
Boe Varitronix Ltd.	334,000	100,479
Brooks Automation, Inc.	10,592	397,306
Cabot Microelectronics Corp.	3,426	432,533
Entegris, Inc.	17,495	714,846
Leeno Industrial, Inc.	34,562	1,698,393
Melexis NV (b)	69,080	5,539,829
Miraial Co. Ltd.	8,800	98,195
Nanometrics, Inc. (a)	15,021	447,476
ON Semiconductor Corp. (a)	16,508	380,674
Phison Electronics Corp.	112,000	1,052,877
Powertech Technology, Inc.	591,000	1,472,623
Renesas Electronics Corp. (a)	21,700	115,518
Semtech Corp. (a)	3,168	170,660
Trio-Tech International (a)	12,299	39,357
United Microelectronics Corp.	240,000	104,648
		12,992,652
Software - 2.4%
AdaptIT Holdings Ltd.	166,993	68,291
ANSYS, Inc. (a)	193,129	37,814,658
Aspen Technology, Inc. (a)	4,986	607,843
Ebix, Inc. (b)	96,400	4,866,272
ICT Automatisering NV	31,591	464,165
InfoVine Co. Ltd.	2,756	57,179
KSK Co., Ltd.	28,000	490,148
LivePerson, Inc. (a)	14,307	419,624
Micro Focus International PLC	8,373	211,577
NetGem SA	51,257	66,688
Nucleus Software Exports Ltd.	35,047	189,509
Pegasystems, Inc.	5,317	398,828
Pro-Ship, Inc.	29,800	316,740
RealPage, Inc. (a)	8,261	538,700
Vitec Software Group AB	36,737	375,304
Zensar Technologies Ltd.	210,635	709,657
		47,595,183
Technology Hardware, Storage & Peripherals - 3.6%
Compal Electronics, Inc.	3,985,000	2,572,673
HP, Inc.	409,409	8,167,710
Seagate Technology LLC	1,209,648	58,450,191
Super Micro Computer, Inc. (a)	76,645	1,718,381
TPV Technology Ltd.	4,622,000	1,072,308
		71,981,263

TOTAL INFORMATION TECHNOLOGY		303,351,248

MATERIALS - 3.8%
Chemicals - 2.4%
Axalta Coating Systems Ltd. (a)	29,974	808,699
C. Uyemura & Co. Ltd.	25,400	1,568,760
Chase Corp.	41,258	3,864,637
Core Molding Technologies, Inc.	46,024	373,715
Deepak Fertilisers and Petrochemicals Corp. Ltd.	69,617	135,292
Dow, Inc. (a)	1,982	112,439
DowDuPont, Inc.	5,947	228,662
EcoGreen International Group Ltd.	3,328,000	695,737
FMC Corp.	79,220	6,263,133
Fujikura Kasei Co., Ltd.	143,800	784,868
Fuso Chemical Co. Ltd.	38,400	682,544
Gujarat Narmada Valley Fertilizers Co.	288,542	1,298,599
Gujarat State Fertilizers & Chemicals Ltd.	1,713,087	2,409,248
Honshu Chemical Industry Co. Ltd.	50,600	547,359
Huntsman Corp.	18,390	408,994
Innospec, Inc.	52,768	4,475,782
JSR Corp.	16,500	250,029
KPC Holdings Corp.	3,573	181,104
Miwon Chemicals Co. Ltd.	3,108	119,353
Miwon Commercial Co. Ltd.	5,067	194,364
Muto Seiko Co. Ltd.	13,900	72,248
Nihon Parkerizing Co. Ltd.	20,500	266,291
Nippon Soda Co. Ltd.	21,000	577,809
SK Kaken Co. Ltd.	3,700	1,517,932
Soken Chemical & Engineer Co. Ltd.	35,300	498,469
T&K Toka Co. Ltd.	89,600	787,454
Thai Carbon Black PCL (For. Reg.)	762,100	1,086,412
Thai Rayon PCL:
(For. Reg.)	144,300	177,450
NVDR	96,800	119,038
The Chemours Co. LLC	15,858	571,047
The Mosaic Co.	194,466	5,077,507
UPL Ltd. (a)	52,595	731,868
Westlake Chemical Corp.	6,659	464,465
Yara International ASA (b)	219,940	9,919,345
Yip's Chemical Holdings Ltd.	1,708,000	583,500
		47,854,153
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	38,031	201,553
Mitani Sekisan Co. Ltd.	99,000	2,697,293
RHI Magnesita NV	2,733	168,747
		3,067,593
Containers & Packaging - 0.3%
AMVIG Holdings Ltd.	315,000	76,293
Chuoh Pack Industry Co. Ltd.	22,300	249,635
Kohsoku Corp.	92,400	979,617
Mayr-Melnhof Karton AG	1,384	179,135
Pact Group Holdings Ltd.	42,854	79,452
Samhwa Crown & Closure Co. Ltd.	2,820	112,169
Silgan Holdings, Inc.	16,229	485,896
The Pack Corp.	103,700	3,332,699
		5,494,896
Metals & Mining - 0.9%
Ausdrill Ltd.	611,509	706,977
Chubu Steel Plate Co. Ltd.	27,600	153,863
Cleveland-Cliffs, Inc. (b)	849,693	8,488,433
Compania de Minas Buenaventura SA sponsored ADR	149,864	2,429,295
Granges AB	16,336	177,368
Hill & Smith Holdings PLC	53,512	890,388
Livent Corp.	74,095	798,744
Nucor Corp.	1,759	100,386
Orvana Minerals Corp. (a)	40,645	5,006
Pacific Metals Co. Ltd.	23,100	504,117
Steel Dynamics, Inc.	4,522	143,257
Tohoku Steel Co. Ltd.	33,200	413,677
Tokyo Tekko Co. Ltd.	40,500	446,102
Universal Stainless & Alloy Products, Inc. (a)	4,852	69,820
Warrior Metropolitan Coal, Inc.	70,398	2,182,338
Webco Industries, Inc. (a)(c)	434	56,420
		17,566,191
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	6,441	161,347
Stella-Jones, Inc.	39,575	1,351,464
Western Forest Products, Inc.	121,435	170,410
		1,683,221

TOTAL MATERIALS		75,666,054

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Colony Capital, Inc.	121,125	622,583
Corrections Corp. of America	95,328	1,983,776
Four Corners Property Trust, Inc.	9,976	283,717
National Health Investors, Inc.	1,739	131,173
NSI NV	455	18,015
NSI NV rights 5/14/19 (a)(e)	455	572
Public Storage	817	180,704
Sabra Health Care REIT, Inc.	10,074	197,047
Spirit Realty Capital, Inc.	2,427	98,196
Store Capital Corp.	9,523	317,306
Ventas, Inc.	3,387	206,980
VEREIT, Inc.	20,847	172,196
		4,212,265
Real Estate Management & Development - 0.2%
Anabuki Kosan, Inc.	2,300	60,703
Century21 Real Estate Japan Ltd.	6,900	74,826
Devine Ltd. (a)	67,574	6,907
IMMOFINANZ Immobilien Anlagen AG	6,380	163,510
Jones Lang LaSalle, Inc.	1,377	212,843
LSL Property Services PLC	88,500	306,975
Relo Group, Inc.	92,600	2,518,767
Selvaag Bolig ASA	58,876	333,707
Servcorp Ltd.	52,630	114,273
Sino Land Ltd.	112,206	197,385
Tejon Ranch Co. (a)	28,657	494,333
Wing Tai Holdings Ltd.	107,330	161,772
		4,646,001

TOTAL REAL ESTATE		8,858,266

UTILITIES - 1.6%
Electric Utilities - 1.4%
Exelon Corp.	23,695	1,207,260
PG&E Corp. (a)	297,575	6,701,389
PPL Corp.	665,651	20,774,968
		28,683,617
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	3,130	104,332
China Resource Gas Group Ltd.	42,000	194,345
Hokuriku Gas Co.	10,200	270,578
K&O Energy Group, Inc.	22,000	318,363
Keiyo Gas Co. Ltd.	7,500	199,964
Star Gas Partners LP	12,855	121,994
		1,209,576
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd	1,250,800	1,194,984
Mega First Corp. Bhd warrants 4/8/20 (a)	124,502	54,504
		1,249,488
Multi-Utilities - 0.0%
CMS Energy Corp.	17,028	945,905
Water Utilities - 0.0%
Manila Water Co., Inc.	373,200	162,951

TOTAL UTILITIES		32,251,537

TOTAL COMMON STOCKS
(Cost $1,807,406,933)		1,839,944,008

Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	277	52,354
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	10,181	226,934
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	101,772	1,550,123
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,751,307)		1,829,411
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% 10/15/22	379,453	91,069
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8.25% 2/28/27 (d)	265,454	209,709
TOTAL NONCONVERTIBLE BONDS
(Cost $328,291)		300,778
	Shares	Value

Money Market Funds - 10.3%
Fidelity Cash Central Fund, 2.49% (f)	164,096,278	164,129,097
Fidelity Securities Lending Cash Central Fund 2.49% (f)(g)	42,344,253	42,348,487
TOTAL MONEY MARKET FUNDS
(Cost $206,477,148)		206,477,584
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $2,015,963,679)		2,048,551,781
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(42,248,728)
NET ASSETS - 100%		$2,006,303,053

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,563,086 or 0.1% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,070,072
Fidelity Securities Lending Cash Central Fund	165,732
Total	$3,235,804

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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